Litigation (Tables)	12 Months Ended
Dec. 31, 2020
Litigation provisions
Litigation provisions
2020
CHF million
Balance at beginning of period	898
Increase in litigation accruals	1,358
Decrease in litigation accruals	(131)
Decrease for settlements and other cash payments	(391)
Foreign exchange translation	(74)
Balance at end of period	1,660